Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 4,580,203	$ 4,343,240	$ 2,858,009
PRC Region
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 424,478	5,940,924	1,964,000
Expiration Beginning in the Year	2020
HK Region
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 338,255	340,902	875,122
Expiration Beginning in the Year	Indefinitely
UK Region
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward		1,102	1,000
Expiration Beginning in the Year	2020
Australia Region
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward		$ 53,063	$ 17,887
Expiration Beginning in the Year	Indefinitely